Secured Term Loan Facilities (Tables)	12 Months Ended
Dec. 31, 2014
Annual Principal Payments of Secured Term Loan Facilities

The table below represents the annual principal payments to be made, for the four loans, after December 31, 2014:

	December 31, 2013	December 31, 2014
Due within one year	$60,750,308	$58,350,308
Due in two years	50,850,308	58,350,308
Due in three years	50,850,308	161,523,521
Due in four years	154,023,521	81,510,125
Due in five years	134,010,125	7,500,000
Due in more than five years	—	50,625,000

Total secured term loan facilities	$450,484,570	$417,859,262
Less: current portion	60,750,308	58,350,308

Secured term loan facilities, non-current portion	$389,734,262	$359,508,954